RELATED PARTY TRANSACTIONS (Details 1) - Debt 1 [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 640,806	$ 915,521
Interest	158,693	211,839
Payments	(399,466)	(486,554)
Balance at ending	400,033	640,806
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	46,799	65,539
Interest	15,649	24,621
Payments	(55,778)	(43,361)
Balance at ending	6,670	46,799
Senior V P O F G R U [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	93,603	131,078
Interest	31,297	49,242
Payments	(111,555)	(86,717)
Balance at ending	13,345	93,603
Director [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	140,404	196,617
Interest	46,947	73,863
Payments	(167,333)	(130,076)
Balance at ending	20,018	140,404
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		163,750
Interest		1,250
Payments		(165,000)
Balance at ending
General Manager [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	360,000	358,537
Interest	64,800	62,863
Payments	(64,800)	(61,400)
Balance at ending	$ 360,000	$ 360,000